Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	33,336,283	10,329,266
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	8,722,279	3,706,968
Common stock, Shares issued	875,279	875,279
Common stock, Shares outstanding	875,279	875,279
Series Seed One Redeemable Convertible Preferred Stock [Member]
Preferred stock, Shares authorized	6,500,000	6,500,000
Preferred stock, Shares issued	6,500,000	6,500,000
Preferred stock, Shares outstanding	6,500,000	6,500,000
Preferred Stock, Liquidation Preference, Value	$ 6,500	$ 6,500
Series Seed Two Redeemable Convertible Preferred Stock [Member]
Preferred stock, Shares authorized	3,829,265	3,829,265
Preferred stock, Shares issued	3,829,265	3,829,265
Preferred stock, Shares outstanding	3,829,265	3,829,265
Preferred Stock, Liquidation Preference, Value	$ 15,000	$ 15,000
Series A Redeemable Convertible Preferred Stock [Member]
Preferred stock, Shares authorized	23,007,017
Preferred stock, Shares issued	23,007,017
Preferred stock, Shares outstanding	23,007,017
Preferred Stock, Liquidation Preference, Value	$ 100,000	$ 100,000